TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account D

Supplement Dated June 15, 2015

to the

Prospectus For

INVESTOR CHOICE (IRA SERIES)

(Dated May 1, 2015)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY ML of New York Variable Annuity Separate Account D Supplement Dated June 15, 2015 to the Prospectus For INVESTOR CHOICE (IRA SERIES) (Dated May 1, 2014)
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Merrill Lynch Life Variable Annuity Separate Account D Supplement Dated June 15, 2015 to the Prospectus For MERRILL LYNCH IRA ANNUITY (Dated May 1, 2014)	TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY ML of New York Variable Annuity Separate Account D Supplement Dated June 15, 2015 to the Prospectus For MERRILL LYNCH IRA ANNUITY (Dated May 1, 2005)

Effective on or about June 30, 2015, based on changes to the underlying fund portfolio, the following change applies to the applicable subaccount:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
BlackRock S&P 500 Stock Fund	BlackRock S&P 500 Index Fund	BlackRock S&P 500 Stock Fund	BlackRock S&P 500 Index Fund

All references to the subaccount name and portfolio name in the prospectus are hereby amended as noted above.